Information About Revenue By Geographic Area	6 Months Ended
Jun. 30, 2013
Information About Revenue By Geographic Area
Information About Revenue By Geographic Area

(2) Information About Revenue By Geographic Area

        The following represents our revenue based on customer location:

	Six Months Ended June 30,
	2012	2013
North America	$27,610	$39,201
Europe	29,578	39,181
Rest of the world	21,011	29,544

Total revenue	$78,199	$107,926

        Included in North America is the United States which comprises 33% and 32% of total revenue for the six months ended June 30, 2012 and 2013, respectively. No other country accounts for more than 10% of the Company's revenue in any period. All long-lived assets are located in the United States.